Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 17,484	$ 22,618
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	80,425,443	78,951,053
Common stock, shares outstanding	80,425,443	78,951,053